Fair value measurements - Loss gain from financial instruments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
(Loss) gain on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		$ (52,097)	$ (353,943)	$ (287,550)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	$ (2,136)	(42,148)	624,694	(193,869)
Foreign currency forward contract
(Loss) gain on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		(11,290)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		(2,090)
Jet fuel swap contracts
(Loss) gain on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations				(128,330)
Jet fuel Asian call options
(Loss) gain on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		(26,980)	(305,166)	(112,675)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		(54,202)	583,065	(221,592)
Interest rate swap contracts
(Loss) gain on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		(13,827)	(48,777)	(46,545)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		$ 14,144	$ 41,629	$ 27,723